Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of income tax expense
The components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Current income tax:
Current income tax expense	$39,343	$51,973	$45,536
Adjustments in respect of previous years	780	(840)	—
Deferred income tax:
Deferred tax expense relating to origination and reversal of temporary differences	19,381	6,542	1,598
Adjustments in respect of previous years	(101)	(131)	—
Income tax expense	$59,403	$57,544	$47,134

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	Income tax expense differs from the amounts computed by applying the applicable tax rate to income before income taxes as a result of the following:

	2025	2024	2023

Income before income taxes	$244,842	$223,618	$202,378

Income tax expense at applicable statutory Greek Federal tax rate, 22%	53,866	49,196	44,523
Differences resulting from:
Foreign tax rate differences	(395)	(182)	(502)
State income taxes, net of federal tax effect	9,177	9,962	8,092
Mineral deposit depletion	(5,797)	(3,917)	(5,128)
Unrecognized deferred tax assets	418	1,514	—
Other	2,134	971	149
Income tax expense at the effective tax rate of 24.3%, 25.7% and 23.3% respectively	$59,403	$57,544	$47,134

Disclosure of deferred tax assets and deferred tax liabilities
Deferred income taxes consist of the following as December 31, 2025 and December 31, 2024:

	2025	2024
Deferred tax assets:
Provisions and accrued expenses	$24,049	$20,941
Lease liabilities	17,646	18,114
Accounts receivable valuation	1,951	2,297
Inventory valuation and costing	2,038	2,457
Retirement benefit obligations	1,531	1,344
Unrealized loss on derivative instruments	—	2,312
Unrealized loss on debt obligations	8,315	—
Other	6,883	6,438
Total deferred tax assets	62,413	53,903

Deferred tax liabilities:
Property, plant and equipment	80,160	58,005
Goodwill	45,920	45,920
Mineral deposits	20,103	19,498
Right-of-use assets	17,646	18,114
Identifiable intangible assets	3,360	3,311
Other	10,780	7,267
Deferred tax liabilities	177,969	152,115

Net deferred income tax liability	$115,556	$98,212